Stock Incentive Plans (Details 2) (USD $) Share data in Thousands, except Per Share data	12 Months Ended
Dec. 31, 2010
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	675
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 5.44
Vested, shares	(181)
Vested, Weighted Average Grant Date Fair Value	5.91
Granted, shares	280
Granted, Weighted Average Grant Date Fair Value	$ 7.82
Terminated, shares	(6)
Terminated, Weighted Average Grant Date Fair Value	$ 7.06
Ending Balance, Non-vested, shares	768
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	6.19
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	405
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	40.26
Vested, shares	(232)
Vested, Weighted Average Grant Date Fair Value	42.02
Granted, shares	249
Granted, Weighted Average Grant Date Fair Value	$ 43.28
Terminated, shares	(2)
Terminated, Weighted Average Grant Date Fair Value	$ 38.07
Ending Balance, Non-vested, shares	420
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 41.09